Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Revenues:
Revenues						$ 611,600,000		$ 478,200,000		$ 440,100,000
Cost of revenues:
Cost of Revenue						359,800,000		281,200,000		251,900,000
Gross profit						251,800,000		197,000,000.0		188,200,000
Operating expenses:
Selling, general and administrative						211,200,000		158,100,000		145,400,000
Research and development						29,400,000		15,900,000		14,000,000.0
Total operating expenses						240,600,000		174,000,000.0		159,400,000
Income from operations						11,200,000		23,000,000.0		28,800,000
Other expense (income):
Third party interest expense						41,000,000.0		41,500,000		47,700,000
Related party interest expense						122,200,000		107,700,000		95,800,000
Loss on debt extinguishment						0		0		12,800,000
Foreign currency loss (gain), net						13,400,000		(600,000)		(3,200,000)
Other (income) expense, net						(1,100,000)		(1,000,000.0)		1,900,000
Loss before benefit from income taxes						(164,300,000)		(124,600,000)		(126,200,000)
Income Tax Expense (Benefit)						(5,900,000)		(5,500,000)		(4,200,000)
Net loss						(158,400,000)		(119,100,000)		(122,000,000.0)
Net Income (Loss) Attributable to Noncontrolling Interest						(100,000)		0		0
Net loss						$ (158,300,000)		$ (119,100,000)		$ (122,000,000.0)
Weighted average common shares outstanding – basic and diluted						6.549		6.453		6.300
Basic and diluted net income (loss) per share						$ (24.18)		$ (18.45)		$ (19.36)
Product
Revenues:
Revenues						$ 459,300,000		$ 353,000,000.0		$ 325,700,000
Cost of revenues:
Cost of Revenue						284,100,000		216,800,000		190,700,000
Service
Revenues:
Revenues						152,300,000		125,200,000		114,400,000
Cost of revenues:
Cost of Revenue						$ 75,700,000		$ 64,400,000		$ 61,200,000
GS Acquisition Holdings Corp II [Member]
Other expense (income):
Dividend income	$ 11,399	$ 0	$ 22,672	$ 0	$ 0		$ 67,041		$ 0
General and administrative expenses	(8,087,655)	(58,661)	(8,755,122)	(58,661)	(295)		(2,449,094)		(341)
Change in fair value of warrant liability	(968,221)	0	9,232,566	0	0		(43,139,251)		0
Loss before benefit from income taxes	(9,044,477)	(58,661)	500,116	(58,661)	(295)		(45,521,304)		(341)
Income Tax Expense (Benefit)	375,811	12,262	513,567	12,262	0		265,897		0
Net loss			1,013,683	(46,399)	$ (295)		(45,255,407)		(341)
Net income (loss)	(8,668,666)	(46,399)	$ 1,013,683	$ (46,399)
Net loss	(8,668,666)	(46,399)					(45,255,407)		(341)
GS Acquisition Holdings Corp II [Member] | Common Class A [Member]
Other expense (income):
Net loss	$ 0	$ 0					$ 0		$ 0
Weighted average common shares outstanding – basic and diluted	75,000,000	0	75,000,000	0	0		37,397,260		0
Basic and diluted net income (loss) per share	$ (0.09)	$ 0	$ 0.01	$ 0	$ 0		$ (0.79)		$ 0
GS Acquisition Holdings Corp II [Member] | Common Class B [Member]
Other expense (income):
Net loss		$ 0					$ 0		$ 0
Weighted average common shares outstanding – basic and diluted	18,750,000	20,125,000	18,750,000	20,125,000	20,125,000		19,597,603		20,125,000
Basic and diluted net income (loss) per share	$ (0.09)	$ 0.00	$ 0.01	$ 0.00	$ 0.00		$ (0.79)		$ 0.00